Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12.	GOODWILL
Goodwill represents the excess of the cost of businesses acquired over the fair value of identifiable net assets at the dates of acquisition. Goodwill is not amortized but is subject to impairment testing annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable.
At December 31, 2015, the Company was organized into four reporting units which are consistent with its operating segments: Willis GB, Willis CWR, Willis North America and Willis International - see Note 26 - ‘Segment Information’ for detailed descriptions of the segments. Goodwill is allocated to these reporting units based on the original purchase price allocation for acquisitions within the reporting units. When a business entity is sold, goodwill is allocated to the entity disposed of based on the relative fair value of that entity compared with the fair value of the reporting unit in which it is included.
The changes in the carrying amount of goodwill by reporting unit for the years ended December 31, 2015 and 2014, are as follows:

	Willis GB	Willis CWR	Willis North America	Willis International	Total
	(millions)
Balance at January 1, 2014
Goodwill, gross	$555	$851	$1,557	$367	$3,330
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	555	851	1,065	367	2,838
Purchase price allocation adjustments	3	—	3	7	13
Goodwill acquired during the year	—	5	—	179	184
Goodwill disposed of during the year	—	—	(48)	—	(48)
Foreign exchange	(3)	(4)	—	(43)	(50)
Balance at December 31, 2014
Goodwill, gross	555	852	1,512	510	3,429
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$555	$852	$1,020	$510	$2,937
Purchase price allocation adjustments	—	—	—	1	1
Goodwill acquired during the year	25	184	11	645	865
Goodwill disposed of during the year	(2)	(1)	(10)	—	(13)
Foreign exchange	(6)	(10)	(1)	(36)	(53)
Balance at December 31, 2015
Goodwill, gross	572	1,025	1,512	1,120	4,229
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$572	$1,025	$1,020	$1,120	$3,737

Impairment Review
The Company reviews goodwill for impairment annually, or whenever events of circumstances indicate impairment may have occurred. In the first step of the impairment test, the fair value of each reporting unit is compared with its carrying value, including goodwill. If the carrying value of a reporting unit exceeds its fair value, the amount of an impairment loss, if any, is calculated in the second step of the impairment test by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. The Company’s goodwill impairment test for 2015 has not resulted in an impairment charge.